Rule 497(e)

                                                           File No.'s: 002-85378
                                                                       811-3462

SUPPLEMENT TO PROSPECTUS
DATED JULY 13, 2005

      The accompanying Prospectus of The Flex-funds (the "Trust") dated April 30, 2005 (the "Prospectus") has been amended in the following manner:

      I. Effective June 17, 2005, the administrative fee charged by the Trust's administrator, Mutual Funds Service Co., to each of the funds comprising the Trust has increased from 0.05% (five basis points) of each fund's average daily net assets to 0.10% (ten basis points) of each fund's average daily net assets of $50 million or less and 0.08% (eight basis points) of each fund's average daily net assets greater than $50 million. As a result of this administrative fee increase, the fee tables for the funds in the Prospectus shall be deleted in their entirety and replaced with the following fee tables:

            THE MUIRFIELD FUND(R)

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                            0.95%
                           Distribution and Service (12b-1) Fees      0.40%
                           Other Expenses(1)                          0.40%
                                                                      -----
                           Total Annual Fund Operating Expenses       1.75%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

            Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                    1 Year       3 Years     5 Years     10 Years
                    ------       -------     -------     --------

                    $178         $551        $949        $2,062

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE TOTAL RETURN UTILITIES FUND

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                             1.00%
                           Distribution and Service (12b-1) Fees       0.45%
                           Other Expenses(1)                           0.59%
                                                                       -----
                           Total Annual Fund Operating Expenses        2.04%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

            Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                        1 Year     3 Years      5 Years      10 Years
                        ------     -------      -------      --------

                        $207       $640         $1,098       $2,369

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE QUANTEX FUND(TM)

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                             1.00%
                           Distribution and Service (12b-1) Fees       0.40%
                           Other Expenses(1)                           0.71%
                                                                       -----
                           Total Annual Fund Operating Expenses        2.11%

                           Fee Waiver(2)                               0.25%
                                                                       -----
                           Net Expenses                                1.86%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            (2) The Adviser has contractually agreed to reduce its management fee by 0.25%. The Adviser may terminate this agreement after April 30, 2006.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

            Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                        1 Year      3 Years      5 Years       10 Years
                        ------      -------      -------       --------

                        $189        $637         $1,111        $2,422

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE DYNAMIC GROWTH FUND

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                             0.75%
                           Distribution and Service (12b-1) Fees       0.45%
                           Other Expenses(1)                           0.55%
                                                                       -----
                           Total Annual Fund Operating Expenses        1.75%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

              Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                      1 Year      3 Years       5 Years      10 Years
                      ------      -------       -------      --------

                      $178        $551          $949         $2,062

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE AGGRESSIVE GROWTH FUND

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                             0.75%
                           Distribution and Service (12b-1) Fees       0.45%
                           Other Expenses(1)                           0.92%
                                                                       -----
                           Total Annual Fund Operating Expenses        2.12%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

            Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                      1 Year      3 Years       5 Years      10 Years
                      ------      -------       -------      --------

                      $215        $664          $1,139       $2,452

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE U.S. GOVERNMENT BOND FUND

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                           Management Fees                             0.40%
                           Distribution and Service (12b-1) Fees       0.40%
                           Other Expenses(1)                           0.83%
                                                                       -----
                           Total Annual Fund Operating Expenses        1.63%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            (2) The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non-recurring expenses) to limit the Fund's total annual operating expenses to 1.10%. The Adviser may terminate this agreement at any time.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

            Assuming you

                  o     invest $10,000 in the fund
                  o     redeem your shares at the end of the periods shown below
                  o     earn a 5% return each year and
                  o     incur the same fund operating expenses shown above,

            your cost of investing in the fund would be:

                      1 Year       3 Years      5 Years      10 Years
                      ------       -------      -------      --------

                      $166         $514         $887         $1,933

            Of course, your actual costs may be higher or lower.

            -------------------------------

            THE MONEY MARKET FUND

            FEES AND EXPENSES OF THE FUND

            The following table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

                  There are no sales loads, fees or other charges

                        o     to buy fund shares directly from the fund
                        o     to reinvest dividends in additional shares
                        o to exchange into shares of other funds in the Flex-funds family of funds
                        o     or to redeem your shares.

            ANNUAL FUND OPERATING EXPENSES (Expenses that are deducted from fund assets)

                                                        Retail     Institutional
                                                        Class      Class
                                                        -----      -----

                Management Fees                         0.33%      0.33%
                Distribution (12b-1) Fees               0.20%      0.03%
                Other Expenses(1)                       0.35%      0.35%
                                                        -----      -----
                Total Annual Fund Operating Expenses    0.88%      0.71%

            (1) "Other Expenses" are based upon expenses actually incurred by the fund for the year ended December 31, 2004, except for the reflection of current administrative fees.

            (2) The Adviser has agreed voluntarily to waive its fees and/or absorb expenses (exclusive of brokerage fees and commissions, taxes, interest and extraordinary or non recurring expenses) to limit the Fund's total annual operating expenses for Retail Class shares to 0.55% and Institutional Class shares to 0.42%. The Adviser may terminate this agreement at any time.

            EXAMPLE

            The example in the table below is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

                  Assuming you

                        o     invest $10,000 in the fund
                        o redeem your shares at the end of the periods shown below
                        o     earn a 5% return each year and
                        o incur the same fund operating expenses shown above,

                  your cost of investing in the fund would be:

                                         1 Year    3 Years    5 Years   10 Years
                                         ------    -------    -------   --------

                  Retail Class           $90       $281       $488      $1,084
                  Institutional Class    $73       $227       $395      $  883

                  Of course, your actual costs may be higher or lower.

II. Effective July 13, 2005, Meeder Asset Management, Inc. has contractually agreed to reduce its management fee to the Quantex Fund by 0.25% (25 basis points) thus reducing the management fee from 1.00% (100 basis points) to 0.75% (75 basis points). Meeder Asset Management, Inc. may terminate this agreement after April 30, 2006. As a result of this management fee decrease, the fee table for The Quantex Fund shall be amended to read as provided in Section I above. In addition, in the table on page 35 of the Prospectus, the management fee charged to The Quantex Fund as a percentage of average daily net assets shall be reduced from 0.99% (99 basis points) to 0.75% (seventy five basis points). On page 35 of the Prospectus, the old management fee is shown as 0.99% rather than 1.00% due to a fee waiver of 0.01% (1 basis point) by a subadviser.

III. Effective July 13, 2005, the minimum investment to open an account in The Money Market Fund- Institutional Class shall be reduced from $5,000,000 to $1,000,000. Consequently, the last line of the table on page 51 of the Prospectus shall be amended to read as follows:

      --------------------------------------------------------------------------
                                          Retail Class      Institutional Class
      --------------------------------------------------------------------------
      Minimum Purchase Amount                $2,500              $1,000,000
      --------------------------------------------------------------------------

      In addition, the second sentence under the caption "Minimum Investment" on page 51 of the Prospectus shall be amended to read in its entirety as follows:

      "The minimum investment to open an account in the Money Market Fund-Institutional Class is $1,000,000."

IV. Effective July 13, 2005, The U.S. Government Bond Fund may invest up to a total of 20% of the value of its net assets in any one or more of the following:

      o corporate debt obligations rated BBB or higher by Standard & Poor's or Baa or higher by Moody's;
      o     fixed income mutual funds;
      o     exchange traded funds that invest in fixed income securities;
      o     indexed based investments; and
      o     unit investment trusts.

Consequently, in the chart on page 62 of the Prospectus in the box where the row captioned "Investment Grade Bonds" intersects with the column captioned "U.S. Government Bond Fund" the abbreviation "NP" (Not Permitted) shall be changed to "NL" (No Limitation). Thus, in The U.S. Government Bond Fund, subject to the 20% limitation described above, there is no policy limitation on The U.S. Government Bond Fund's use of investment grade bonds.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE